Commitments and contingencies (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Prc Government Authorities [Member] USD ($)	Jun. 30, 2013 Prc Government Authorities [Member] CNY
Operating Leases, Rent Expense	$ 1,914,154	11,736,444	8,405,919	7,949,877
Accrual for social welfare	3,608,496	22,146,786	14,217,785
Potential Penalty					$ 423,632	2,600,000